Document And Entity Information	12 Months Ended
Mar. 31, 2024 shares
Document Information Line Items
Entity Registrant Name	CCSC Technology International Holdings Limited
Trading Symbol	CCTG
Document Type	20-F
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding	11,581,250
Amendment Flag	false
Entity Central Index Key	0001931717
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41919
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1301-03
Entity Address, Address Line Two	13/f Shatin Galleria
Entity Address, Address Line Three	18-24 Shan Mei StFotan
Entity Address, City or Town	Shatin
Entity Address, Country	HK
Title of 12(b) Security	Ordinary Shares
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	true
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	5395
Auditor Name	Marcum Asia CPAs LLP
Auditor Location	New York
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	1301-03
Entity Address, Address Line Two	13/f Shatin Galleria
Entity Address, Address Line Three	18-24 Shan Mei StFotan, Shatin
Entity Address, City or Town	Shatin
Entity Address, Country	HK
Contact Personnel Name	Chee Hui Law
City Area Code	00852
Local Phone Number	26870272
Contact Personnel Email Address	chlaw@ccsc-interconnect.com
Entity Address, Postal Zip Code	00000